Derivative Fair Value and Balance Sheet Classification (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other Liabilities
Notional Amount	$ 0	$ 15,000
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	(2)
Description of Location of Derivative Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets
Derivative Loan Commitments, Notional Amount, Net	$ 3,133	12,607
Derivative Loan Commitments, Fair Value, Net	$ 27	57
Description of Location of Forward Sale Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets
Forward Sale Loan Commitments, Notional Amount, Net	$ 2,752	4,049
Forward Sale Loan Commitments, Fair Value, Net	$ 16	$ 64